SHARE CAPITAL (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Oct. 24, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Aug. 05, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Sep. 30, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Feb. 23, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member] Employees and Directors and Non-Employees [Member]
SHARE CAPITAL [Abstract]
Share Premium Fund	$ 0		$ 0
Shares issued and outstanding (in shares)	47,298,782	46,898,782
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to the Manager (in shares)					4,612		573,694	93,878
Restricted shares issued to the Manager, employees, Directors, and non-employees (in shares)	400,000			226,000		74,000			326,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Authorized share (in shares)	90,000,000	51,200,000	51,200,000
Share-based compensation arrangement shares authorized (in shares)	400,000